Document and Entity Information	Mar. 24, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001928561
Document Creation Date	Mar. 24, 2025
Document Effective Date	Mar. 24, 2025
Document Period End Date	Mar. 24, 2025
Prospectus Date	Mar. 24, 2025
Entity Registrant Name	Bitwise Funds Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Bitwise COIN Option Income Strategy ETF | Bitwise COIN Option Income Strategy ETF
Prospectus:
Trading Symbol	ICOI
Bitwise MARA Option Income Strategy ETF | Bitwise MARA Option Income Strategy ETF
Prospectus:
Trading Symbol	IMRA
Bitwise MSTR Option Income Strategy ETF | Bitwise MSTR Option Income Strategy ETF
Prospectus:
Trading Symbol	IMST